CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
ASSETS
Cash	¥ 75,084,982	$ 10,737,010	¥ 98,874,577
Short-term investments	0	0	3,599,211
Total current assets	345,628,193	49,424,173	356,157,898
Total Assets	542,996,462	77,647,460	525,621,125
LIABILITIES AND SHAREHOLDERS' EQUITY
Warrant liability - current	98	14	0
Total Current Liabilities	81,567,345	11,663,975	60,568,863
Warrant liability - non-current	0	0	688
Total Liabilities	91,930,622	13,145,904	71,651,378
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	698,913,255	99,943,266	692,569,747
Accumulated deficit	(268,723,654)	(38,426,971)	(262,900,639)
Accumulated other comprehensive income	29,922,499	4,278,860	33,493,895
Total Recon Technology, Ltd' equity	464,376,615	66,404,972	467,427,518
Total Liabilities and Shareholders' Equity	542,996,462	77,647,460	525,621,125
Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	101,548	14,521	101,548
Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	14,038	2,007	14,038
RECON TECHNOLOGY LTD
ASSETS
Cash	33,802,073	4,833,632	58,938,178	$ 8,428,047	¥ 74,929,137	¥ 16,473,018
Short-term investments			3,599,211
Due from intercompany	456,757,725	65,315,486	467,888,857
Other current assets	99,584,193	14,240,350	101,882,614
Total current assets	590,143,991	84,389,468	632,308,860
Investment in subsidiaries and VIEs	(124,488,443)	(17,801,611)	(162,651,169)
Total Assets	465,655,548	66,587,857	469,657,691
LIABILITIES AND SHAREHOLDERS' EQUITY
Other current liabilities	1,278,835	182,871	2,229,485
Warrant liability - current	98	14
Total Current Liabilities	1,278,933	182,885	2,229,485
Warrant liability - non-current			688
Total Liabilities	1,278,933	182,885	2,230,173
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Additional paid-in capital	698,913,255	99,943,266	692,569,747
Accumulated deficit	(264,574,725)	(37,833,682)	(258,751,710)
Accumulated other comprehensive income	29,922,499	4,278,860	33,493,895
Total Recon Technology, Ltd' equity	464,376,615	66,404,972	467,427,518
Total Liabilities and Shareholders' Equity	465,655,548	66,587,857	469,657,691
RECON TECHNOLOGY LTD | Class A ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	101,548	14,521	101,548
RECON TECHNOLOGY LTD | Class B ordinary shares [Member]
SHAREHOLDERS' EQUITY
Common stock value	¥ 14,038	$ 2,007	¥ 14,038